UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2006

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					      [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:		James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

                              	 Pewaukee, Wisconsin     07/18/06
      (Signature)			       (City/State)		 (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:			0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		$537,972
(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report
is filed, other than the manager filing this report:		None

PROVIDENT TRUST COMPANY
SEC #801-58213
June 30, 2006
                                                                                       Voting Authority
                                    Type of             Shares/    Value   Invsm  Otr
Name of Issuer                       Class    Cusip     Prn Amt  (x 1,000) Dscrt  Mgr     Sole    Shared None

ABBOTT LABS                           Com   002824100       5,938       259 Sole             5,938
ACCENTURE LTD-CLS A                   Com   G1150G111     978,010    27,697 Sole           978,010
ACTUANT CORP                          Com   00508x203       1,300        65 Sole             1,300
AFLAC INC                             Com   001055102       2,430       113 Sole             2,430
AMERICAN EXPRESS CO                   Com   025816109       1,477        79 Sole             1,477
AMERICAN INTL GROUP INC               Com   026874107         375        22 Sole               375
AMGEN INC                             Com   031162100       2,635    17,188 Sole             2,635
APPLE COMPUTER                        Com   037833100          25         1 Sole                25
APW LTD                               Com   G04397108      12,250         0 Sole            12,250
ASSOCIATED BANC CORP                  Com   045487105       6,797       214 Sole             6,797
BANK OF AMERICA CORP                  Com   060505104         866        42 Sole               866
BANTA CORP                            Com   066821109         582        27 Sole               582
BELLSOUTH CORP                        Com   079860102         200         7 Sole               200
BEMIS INC                             Com   081437105       8,000       245 Sole             8,000
BERKSHIRE HATHAWAY INC. CL B          Com   084670207         582        30 Sole               582
BIOMET INC                            Com   090613100   1,417,980    44,369 Sole         1,417,980
BLOCK H&r INC                         Com   093671105       6,400       153 Sole             6,400
BP PLC SPON ADR                       Com   055622104       7,400       515 Sole             7,400
CHEVRON CORP                          Com   166764100       3,730       231 Sole             3,730
CISCO SYS INC                         Com   17275r102     708,566    13,838 Sole           708,566
CITIGROUP INC                         Com   172967101       9,390       453 Sole             9,390
CLARENT CORP                          Com   180461105         120         0 Sole               120
COMCAST CORP CL A                     Com   20030N101         115         4 Sole               115
CONOCOPHILLIPS                        Com   20825C104       2,000       131 Sole             2,000
COSTCO WHSL CORP NEW                  Com   22160K105         240        14 Sole               240
DEVRY INC                             Com   251893103       6,412       141 Sole             6,412
DISNEY WALT CO                        Com   254687106       9,456       284 Sole             9,456
DUPONT EI DE NEMOURS                  Com   263534109       2,851       119 Sole             2,851
EBAY INC                              Com   278642103       1,700        50 Sole             1,700
EMAGEON INC                           Com   20976V109      26,333       384 Sole            26,333
EXPRESS SCRIPTS INC                   Com   302182100     590,336    42,351 Sole           590,336
EXXON MOBIL CORP                      Com   30231G102       4,609       283 Sole             4,609
FASTENAL CO                           Com   311900104   1,186,329    47,797 Sole         1,186,329
FISERV INC                            Com   337738108         567        26 Sole               567
FRANKLIN RES INC                      Com   354613101     347,930    30,204 Sole           347,930
GAP INC                               Com   364760108         168         3 Sole               168
GENERAL ELEC CO                       Com   369604103      31,324     1,032 Sole            31,324
GRAINGER W W INC                      Com   384802104       4,650       350 Sole             4,650
HEARTLAND EXPRESS INC                 Com   422347104     722,766    12,938 Sole           722,766
HOME DEPOT NC                         Com   437076102       1,800        64 Sole             1,800
HOSPIRA INC                           Com   441060100         187         8 Sole               187
ILLINOIS TOOL WKS INC                 Com   452308109     996,050    47,312 Sole           996,050
INPHONIC INC                          Com   45772G105      26,600       168 Sole            26,600
INTEL CORP                            Com   458140100       6,600       125 Sole             6,600
INTERNATIONAL BUS MACH                Com   459200101         140        11 Sole               140
INTERPUBLIC GRP COS INC               Com   460690100       2,033        17 Sole             2,033
ISTAR FINL INC                        Com   45031U101       2,500        94 Sole             2,500
ITT INDS INC IND                      Com   450911102       1,000        50 Sole             1,000
JACOBS ENGR GROUP INC                 Com   469814107     589,460    46,945 Sole           589,460
JOHNSON & JOHNSON                     Com   478160104       5,200       312 Sole             5,200
JOHNSON CONTROLS                      Com   478366107       1,596       131 Sole             1,596
JP MORGAN CHASE & CO                  Com   46625H100       8,325       350 Sole             8,325
KIMBERLY CLARK CORP                   Com   494368103       2,400       148 Sole             2,400
KINDER MORGAN INC KANS                Com   49455p101         500        50 Sole               500
MANPOWER INC                          Com   56418H100     562,630    36,346 Sole           562,630
MANULIFE FINANCIAL CORP               Com   56501r106       1,318        42 Sole             1,318
MARSHALL & ILSLEY CORP                Com   571834100      82,296     3,764 Sole            82,296
MERCK & CO. INC                       Com   589331107         996        36 Sole               996
METRO AIRLINES INC                    Com   591905203          11         0 Sole                11
NUVEEN CALIF PERF PLUS                Mtfd  67062Q106       6,800        92 Sole             6,800
NUVEEN PREM INC MUS FD                Mtfd  67062T100       7,000        91 Sole             7,000
PEPSICO INC                           Com   713448108       1,000        60 Sole             1,000
PFIZER INC                            Com   717081103       4,800       113 Sole             4,800
PRINCIPAL FINANCIAL GROUP INC         Com   74251v102         116         6 Sole               116
PROCTER & GAMBLE CO                   Com   742718109      12,379       688 Sole            12,379
PRUDENTIAL FINL INC                   Com   744320102       3,000       233 Sole             3,000
ROBERT HALF INTL                      Com   770323103     652,450    27,403 Sole           652,450
ROCKWELL AUTOMATION                   Com   773903109     463,830    33,400 Sole           463,830
ROYAL DUTCH SHELL PLC SPNSRD ADR      Com   780259206       6,850       459 Sole             6,850
SCHWAB CHARLES CP NEW                 Com   808513105   2,861,660    45,729 Sole         2,861,660
SEAGATE TECHNOLOGY ESCROW             Com   811804988           9         0 Sole                 9
ST PAUL TRAVELERS CORP                Com   792860108          35         2 Sole                35
STREICHER MOBILE FUELING INC          Com   862924107       1,000         3 Sole             1,000
STRYKER CORP                          Com   863667101      17,003       716 Sole            17,003
SUN LIFE FINANCIAL INC                Com   866796105         417        17 Sole               417
SYSCO CORP                            Com   871829107       2,460        75 Sole             2,460
T. ROWE PRICE GROUP INC               Com   74144t108      40,000     1,512 Sole            40,000
TARGET CORP                           Com   87612E106         350        17 Sole               350
TD AMERITRADE HOLDING CORP            Com   87236y108          70         1 Sole                70
UMB FINANCIAL SVCS                    Com   902788108         874        29 Sole               874
UNITED TECHNOLOGIES CORP              Com   913017109       2,000       127 Sole             2,000
US BANCORP                            Com   902973304       3,169        98 Sole             3,169
VENTANA MEDICAL SYSTEMS INC           Com   92276H106       4,000       189 Sole             4,000
WAL MART STORES INC                   Com   931142103       3,200       154 Sole             3,200
WALGREEN CO                           Com   931422109   1,091,350    48,936 Sole         1,091,350
WARREN RESOURCES INC                  Com   93564A100       5,448        78 Sole             5,448
WM WRIGLEY JR                         Com   982526204       1,200        54 Sole             1,200
WRIGLEY WILLIAM JR CL B               Com   982526204         300        14 Sole               300
WYETH                                 Com   983024100       1,000        44 Sole             1,000

                                                       13,592,313   537,972             13,592,313